Condensed Consolidated Schedule of Investments	12 Months Ended
Dec. 31, 2011
Condensed Consolidated Schedule of Investments

RJO GLOBAL TRUST AND SUBSIDIARY

Condensed Consolidated Schedule of Investments

	December 31, 2011		December 31, 2010
	Percentage of		Percentage of
	Net Assets	Fair value	Net Assets	Fair value
Long Positions
Fixed Income Securities
Certificate of Deposit
Chile
Financials (cost $1,500,037)	-	$-	2.68%	$1,500,480

Commercial Paper
South Korea
Financials (cost $1,499,660)	-	-	2.68%	1,499,820
United States
Insurance (cost $1,499,561)	-	-	2.68%	1,499,580
United States
Energy (cost $1,242,569)	3.56%	1,242,938	-	-
Financial (cost $1,896,629)	5.44%	1,899,873	-	-
Total Commercial Paper	9.00%	3,142,811	5.35%	2,999,400

Corporate Bonds
United States
Financials (cost $6,682,059 and $1,345,903, respectively)	19.22%	6,717,547	2.40%	1,344,503
Great Britain
Energy (cost $1,527,135)	4.31%	1,506,885	-	-
Total Corporate Bonds	23.53%	8,224,432	2.40%	1,344,503

Government Agencies
United States
US Government Agency (cost $10,499,879 and $3,393,729, respectively)	30.04%	10,498,215	6.05%	3,390,654

Short-Term Investment Funds
United States
Short-Term Investment Funds (cost $5,432 and $2,305,746, respectively)	0.02%	5,432	4.11%	2,305,747

Total Fixed Income Securities (cost $21,993,704 and $11,544,636, respectively)		$21,870,890		$11,540,784

Long Positions
Futures Positions
Agriculture	0.01%	$3,573	1.64%	$920,055
Currency	0.03%	9,244	0.45%	251,310
Energy	-0.34%	(119,410)	0.12%	65,691
Indices	0.05%	17,851	0.03%	19,608
Interest rates	0.40%	139,768	0.21%	117,158
Metals	-0.23%	(80,138)	1.41%	789,173

Forward Positions
Currency	-0.99%	(344,428)	-0.86%	(483,988)

Total long positions on open contracts		$(373,540)		$1,679,007

Short Positions
Futures Positions
Agriculture	0.02%	$6,835	-0.58%	$(323,637)
Currency	-0.02%	(5,365)	-0.04%	(23,476)
Energy	0.64%	225,038	-0.08%	(45,099)
Indices	-0.13%	(47,027)	0.10%	57,841
Interest rates	-0.03%	(10,045)	-0.02%	(13,742)
Metals	0.21%	72,320	-1.16%	(651,198)

Forward Positions
Currency	1.42%	495,731	1.21%	677,647

Total short positions on open contracts		$737,487		$(321,664)

Total unrealized gain on open contracts		$363,947		$1,357,343

Long put options on future contracts
Indices (premiums paid - $245,722)	-	$-	0.21%	$120,263
Currency (premiums paid - $33,376)	0.06%	22,525	-	-
Total long put options on futures contracts		$22,525		$120,263

Short put options on future contracts
Currency (premiums received - $14,375)	0.00%	$(1,006)	-	$-